UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-22888

Wildermuth Endowment Fund

(Exact name of Registrant as specified in charter)

11525 Park Woods Circle, Ste. 200

Alpharetta, GA 30005

(Address of principal executive offices) (Zip code)

Daniel Wildermuth

Wildermuth Advisory, LLC

11525 Park Woods Circle, Ste. 200

Alpharetta, GA 30005

(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 889-8981

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

FORM N-Q

Item 1. Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Shares, Principal Amount or Units		Value
	Common Stocks – 17.9%
	Advertising – 0.1%
1,800	Stroeer SE & Co. KGaA	$102,941

	Agriculture – 0.2%
9,800	Adecoagro SA(a)	72,030
8,600	Sunjin Co., Ltd.(a)	98,075
		170,105
	Airlines – 0.1%
35,701	Qantas Airways, Ltd.	152,403

	Auto Manufacturers – 0.2%
3,300	Suzuki Motor Corp.	189,078

	Banks – 1.2%
3,320	Bank of New York Mellon Corp.	169,287
3,637	BB&T Corp.	176,540
1,617	JPMorgan Chase & Co.	182,462
8,785	KeyCorp	174,734
18,614	Mitsubishi UFJ Financial Group, Inc., ADR	115,221
2,375	National Bank of Canada	118,529
3,650	Raiffeisen Bank International AG	105,134
10,800	Spar Nord Bank A/S	100,255
4,600	Sumitomo Mitsui Trust Holdings, Inc.	189,370
		1,331,532
	Beverages – 0.1%
700	Pernod Ricard SA	114,878

	Building Materials – 0.5%
4,750	Continental Building Products, Inc.(a)	178,362
7,200	CRH PLC, ADR	235,584
1,350	HeidelbergCement AG	105,554
2,200	Norbord, Inc.	72,974
		592,474
	Chemicals – 0.1%
700	FMC Corp.	61,026
816	LyondellBasell Industries NV, Class A	83,648
		144,674
	Commercial Services – 0.5%
1,720	AMN Healthcare Services, Inc.(a)	94,084
2,091	ASGN, Inc.(a)	165,042
15,046	McMillan Shakespeare, Ltd.	185,830
876	S&P Global, Inc.	171,162
		616,118

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2018 (Unaudited)

Shares, Principal Amount or Units		Value
	COMMON STOCKS (Continued)
	Computers – 0.2%
1,615	Leidos Holdings, Inc.	$111,694
3,625	NCR Corp.(a)	102,986
		214,680
	Cosmetics/Personal Care – 0.5%
7,080	Procter & Gamble Co.	589,268

	Distribution/Wholesale – 0.3%
16,407	Inchcape PLC	143,144
6,254	Triton International, Ltd./Bermuda	208,071
		351,215
	Diversified Financial Services – 0.6%
4,950	Ally Financial, Inc.	130,927
1,649	Evercore, Inc., Class A	165,807
2,711	LPL Financial Holdings, Inc.	174,887
32,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	188,476
		660,097
	Electrical Components & Equipment – 0.1%
1,700	Belden, Inc.	121,397

	Electronics – 0.3%
3,060	nVent Electric PLC	83,110
3,565	Orbotech, Ltd.(a)	211,903
		295,013
	Energy-Alternate Sources – 0.1%
12,000	TransAlta Renewables, Inc.	106,762

	Engineering & Construction – 0.2%
9,400	HomeServe PLC	125,652
1,150	Vinci SA	109,551
		235,203
	Entertainment – 0.1%
5,000	Aristocrat Leisure, Ltd.	102,887

	Environmental Control – 0.1%
2,630	Pentair PLC	114,010

	Food – 1.4%
4,335	Darling Ingredients, Inc.(a)	83,752
35,000	Huon Aquaculture Group, Ltd.	119,022
16,300	Leroy Seafood Group ASA	132,949
3,550	Mondelez International, Inc., Class A	152,508
5,330	Sprouts Farmers Market, Inc.(a)	146,095
7,920	Sysco Corp.	580,140

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2018 (Unaudited)

Shares, Principal Amount or Units		Value
	COMMON STOCKS (Continued)
	Food (Continued)
1,150	TreeHouse Foods, Inc.(a)	$55,028
1,066	Tyson Foods, Inc., Class A	63,459
6,859	United Natural Foods, Inc.(a)	205,427
		1,538,380
	Gas – 0.1%
26,000	China Resources Gas Group, Ltd.	105,829

	Healthcare-Products – 0.4%
5,825	Boston Scientific Corp.(a)	224,262
2,593	Henry Schein, Inc.(a)	220,483
		444,745
	Healthcare-Services – 0.7%
6,219	Encompass Health Corp.	484,771
2,121	Fresenius SE & Co. KGaA	155,786
2,050	Medpace Holdings, Inc.(a)	122,816
		763,373
	Holding Companies-Diversified – 0.1%
7,200	Washington H Soul Pattinson & Co., Ltd.	135,238

	Home Builders – 0.2%
7,940	MDC Holdings, Inc.	234,865

	Home Furnishings – 0.1%
12,229	Panasonic Corp.	142,493

	Iron/Steel – 0.1%
2,897	ArcelorMittal	89,401

	Leisure Time – 0.8%
8,000	Basic-Fit NV(a)(b)	272,242
3,141	Norwegian Cruise Line Holdings, Ltd.(a)	180,388
2,880	Planet Fitness, Inc., Class A(a)	155,606
2,114	Royal Caribbean Cruises, Ltd.	274,693
		882,929
	Machinery-Construction & Mining – 0.1%
5,300	ABB, Ltd.	125,826

	Machinery-Diversified – 0.5%
394	Deere & Co.	59,230
9,300	Eagle Industry Co., Ltd.	121,178
1,550	KION Group AG	95,304
1,764	Zebra Technologies Corp., Class A(a)	311,928
		587,640

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2018 (Unaudited)

Shares, Principal Amount or Units		Value
	COMMON STOCKS (Continued)
	Metal Fabricate/Hardware – 0.2%
8,800	Atkore International Group, Inc.(a)	$233,464

	Mining – 0.5%
3,500	Boliden AB	97,563
7,665	Coeur Mining, Inc.(a)	40,854
875	Eramet	92,531
33,267	Hecla Mining Co.	92,815
814	Kaiser Aluminum Corp.	88,775
39,053	Yamana Gold, Inc.	97,242
		509,780
	Miscellaneous Manufacturing – 0.2%
17,040	General Electric Co.	192,382

	Oil & Gas – 0.6%
1,490	Ecopetrol SA, ADR	40,126
4,375	EQT GP Holdings LP	91,131
10,000	HighPoint Resources Corp.(a)	48,800
3,855	Neste Oyj	318,787
950	PBF Energy, Inc., Class A	47,414
5,700	Repsol SA	113,636
475	Royal Dutch Shell PLC, Class A, ADR	32,367
		692,261
	Pharmaceuticals – 1.3%
1,040	Bayer AG	92,416
7,826	Daiichi Sankyo Co., Ltd.	339,332
2,900	Dechra Pharmaceuticals PLC	82,371
2,101	Eli Lilly & Co.	225,458
1,535	Johnson & Johnson	212,091
7,661	Mitsubishi Tanabe Pharma Corp.	128,150
1,429	Novartis AG, ADR	123,123
2,491	UCB SA	223,930
		1,426,871
	Pipelines – 0.9%
1,314	Buckeye Partners LP	46,923
2,000	CNX Midstream Partners LP	38,500
964	DCP Midstream LP	38,165
5,900	Enbridge Energy Partners LP	64,841
17,340	Energy Transfer Equity LP	302,236
1,716	Genesis Energy LP	40,806
838	Noble Midstream Partners LP	29,674
888	Phillips 66 Partners LP	45,412
10,358	Plains All American Pipeline LP	259,054
1,314	Spectra Energy Partners LP	46,923
1,933	Tallgrass Energy LP	45,580
2,250	Transportadora de Gas del Sur SA, ADR	32,670
		990,784

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2018 (Unaudited)

Shares, Principal Amount or Units		Value
	COMMON STOCKS (Continued)
	Real Estate
2,000	Atenor	$114,053
2,100	Open House Co., Ltd.	103,535
		217,588
	Retail – 0.7%
2,150	Caleres, Inc.	77,099
2,253	CVS Health Corp.	177,356
340	Domino's Pizza, Inc.	100,232
516	O'Reilly Automotive, Inc.(a)	179,217
2,250	Walgreens Boots Alliance, Inc.	164,025
6,220	Wendy's Co.	106,611
		804,540
	Savings & Loans – 0.1%
2,000	Axos Financial, Inc.(a)	68,780
3,990	Sterling Bancorp	87,780
		156,560
	Semiconductors – 2.5%
5,276	Applied Materials, Inc.	203,917
2,230	Broadcom, Ltd.	550,208
4,771	Intel Corp.	225,621
2,365	KLA-Tencor Corp.	240,544
2,808	Lam Research Corp.	425,974
4,629	Micron Technology, Inc.(a)	209,370
17,000	NEPES Corp.	163,218
809	NXP Semiconductors NV	69,169
3,650	ON Semiconductor Corp.(a)	67,270
4,950	PSK, Inc.	74,523
3,027	Qorvo, Inc.(a)	232,746
3,000	SMART Global Holdings, Inc.(a)	86,220
2,196	Texas Instruments, Inc.	235,609
		2,784,389
	Software – 0.3%
1,450	Amadeus IT Group SA	134,761
759	Check Point Software Technologies, Ltd.(a)	89,311
6,950	ICT Group NV	106,954
		331,026
	Telecommunications – 0.2%
7,000	Deutsche Telekom AG	112,886
1,800	GTT Communications, Inc.(a)	78,120
		191,006
	Transportation – 0.2%
28,771	Costamare, Inc.	186,724

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2018 (Unaudited)

Shares, Principal Amount or Units		Value
	COMMON STOCKS (Continued)
	Transportation (Continued)
26,426	Teekay Offshore Partners LP	$61,837
		248,561
	Total Common Stocks (Cost $18,995,843)	20,034,666

	Exchange Traded Funds – 10.9%
	Debt Funds – 2.5%
7,165	iShares Emerging Markets High Yield Bond	330,450
8,680	iShares Global High Yield Corporate Bond	429,877
1,618	iShares iBoxx $ High Yield Corporate Bond	139,860
2,278	iShares iBoxx $ Investment Grade Corporate Bond	261,810
14,767	iShares J.P. Morgan Emerging Markets Local Currency Bond(a)	636,753
2,450	iShares TIPS Bond	271,019
15,720	PowerShares International Corporate Bond Portfolio	408,561
5,210	SPDR Bloomberg Barclays International Corporate Bond	175,004
4,056	SPDR Citi International Government Inflation-Protected Bond	213,427
		2,866,761
	Equity Funds – 8.4%
33,200	Emerging Markets Internet and Ecommerce	1,064,060
26,900	Invesco Golden Dragon China	1,037,533
26,104	iShares MSCI All Peru Capped	963,760
21,918	iShares MSCI Chile Capped	993,105
30,065	iShares MSCI India	976,211
27,506	iShares MSCI Taiwan	1,036,976
22,900	KraneShares CSI China Internet	1,117,978
12,250	SPDR S&P China	1,184,207
47,792	VanEck Vectors Russia	1,030,395
		9,404,225
	Total Exchange Traded Funds (Cost $12,877,524)	12,270,986

	Commodity & Natural Resource Investments – 3.4%
—	Casillas Petroleum Resource Partners, LLC(b)(c)(e)(f)(g)	1,591,806
—	Kayne Anderson Energy Fund VII LP(b)(c)(g)	2,261,355
	Total Commodity & Natural Resource Investments (Cost $2,458,382)	3,853,161
	Direct Real Estate – 3.1%
—	Brookwood SFL Investor Co-Investment Vehicle, LLC(b)(c)(h)	1,404,973
—	Polara Builder II, LLC(b)(c)(d)(e)(f)(h)	1,092,631
—	RS17 Rexburg Preferred LLC(b)(c)(e)(f)(h)	1,000,000
	Total Direct Real Estate (Cost $3,186,535)	3,497,604

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2018 (Unaudited)

Shares, Principal Amount or Units		Value
	Hedge Funds – 4.4%
—	Condire Resource Partners LP(b)(c)(g)	$1,915,695
—	EJF Trust Preferred Fund LP(b)(c)(g)	1,171,297
—	Rosebrook Opportunities Fund LP(b)(c)(g)(h)	1,829,229
	Total Hedge Funds (Cost $4,951,486)	4,916,221

	High Yield Loans – 3.1%
$500,000	Atlanta Healthcare Property Consultants, LLC, 18.00%, 10/18/2018(b)(c)(e)(f)	530,000
—	Direct Lending Income Fund LP(b)(c)(g)	1,893,689
1,000,000	Doctor's Hospice of Georgia, Inc., 18.00%, 10/18/2018(b)(c)(d)(e)(f)	1,060,000
	Total High Yield Loans (Cost $3,143,860)	3,483,689

	Private Equity – 35.3%
—	Abbott Secondary Opportunities LP(b)(c)(g)	969,929
144	Atlas Fintech Holdings Corp. (b)(c)(d)(e)(f)	1,656,000
—	Auda Capital SCS SICAV SIF- Auda Asia Secondary Fund(b)(c)(d)	960,184
2,500	Clear Guide Medical, Inc. - Series A Preferred Stock(b)(c)(d)(e)(f)(h)	3,479,225
134,898	Clear Guide Medical, Inc. - Series A-2 Preferred Stock(b)(c)(d)(e)(f)(h)	667,745
135,870	Clear Guide Medical, Inc. - Series A-3 Preferred Stock(b)(c)(d)(e)(f)(h)	672,556
—	Committed Advisors Secondary Fund III(b)(c)(g)	1,180,102
2,033,849	DSI Digital, LLC - Series A Convertible Preferred Units(b)(c)(d)(e)(f)	3,000,000
—	EJF Sidecar Fund, Series LLC - Small Financial Equities Series(b)(c)(g)	981,824
10	GPB Automotive Portfolio LP(b)(c)(d)(e)(f)	457,314
—	Gravity Ranch Fund I LP(b)(c)(e)(f)(g)	593,504
—	Greenspring Opportunities V, LP(b)(c)(g)	89,615
—	Level ATI HoldCo, LLC - Class A(b)(c)(d)(e)(f)(h)	1,690,000
—	Madryn Health Partners LP(b)(c)(g)	1,022,934
3,500,000	Metro Diner, LLC - Series B Units(b)(c)(d)(e)(f)	3,500,000
1,880,968	Metro Diner, LLC - Series II Common Units(b)(c)(d)(e)(f)	2,575,056
—	PineBridge Secondary Partners IV SLP(b)(c)(g)	423,610
—	Star Mountain Diversified Small Business Access Fund II LP(b)(c)(g)	833,249
3,529,812	Tout, Inc. - New Preferred Shares(b)(c)(d)(e)(f)(h)	8,683,337
313,520	Waratek Ltd. - Series B-1 Shares(b)(c)(d)(e)(f)(h)	1,820,674
756,826	Waratek Ltd. - Series B-2 Shares(b)(c)(d)(e)(f)(h)	4,395,041
	Total Private Equity (Cost $29,964,708)	39,651,899

	Private Equity Debt – 2.1%
$750,000	Clear Guide Medical, Inc. - Convertible Note, 10.00%, 10/6/2018(b)(c)(d)(e)(f)(h)	780,000
1,555,556	Schweizer - RSG, LLC - Promissory Note, 12.09%, 1/22/2021(b)(c)(e)(f)(i)	1,555,556
	Total Private Equity Debt (Cost $2,274,444)	2,335,556

	Private Real Estate Investments – 8.3%
95,075	ARCTRUST, Inc. (b)(c)(e)(f)	1,348,168
101,470	Cottonwood Residential, Inc. (b)(c)(e)(f)(g)	1,944,165

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2018 (Unaudited)

Shares, Principal Amount or Units		Value
	PRIVATE REAL ESTATE INVESTMENTS (Continued)
—	Harbert Seniors Housing Fund I LP(b)(c)(g)	$1,415,411
—	PCG Select Series I LLC - Series A Preferred Stock(b)(c)(g)	800,000
424	PRISA III Fund LP(b)(c)(g)	902,366
—	RRA Credit Opportunity Fund LP(b)(c)(g)(h)	1,252,808
56	Shopoff Land Fund III LP(b)(c)(e)(f)(g)	42,884
—	Stonehill Strategic Hotel Credit Opportunity Fund II LP(b)(c)(g)	974,618
—	Walton Street Real Estate Fund VIII LP(b)(c)(g)	589,655
	Total Private Real Estate Investments (Cost $7,903,406)	9,270,075

	Public Real Estate Investments – 0.6%
	Public Non-Traded Real Estate Investment Trusts – 0.6%
18,060	Black Creek Diversified Property Fund, Inc. (b)(c)(e)(f)	135,273
136,771	Highlands REIT, Inc. (b)(c)	45,134
153,283	Inventrust Properties Corp. (b)(c)	481,308
3,330	Phillips Edison Grocery Center(b)(c)(e)(f)	36,795
		698,510
	Public Non-Traded Real Estate Limited Partnership – 0.0%
1,725	Uniprop Manufactured Housing Communities Income Fund II(b)(c)(e)(f)(g)	12,610
	Total Public Real Estate Investments (Cost $532,044)	711,120

	Real Estate Loans – 7.1%
$2,000,000	Airport Center Development Partners, LLC, 10.50%, 4/5/2020(b)(c)(e)(f)	2,000,000
400,000	Dog Wood Park of Northeast Florida, LLC, 9.50%, 10/21/2018(b)(c)(e)(f)	400,000
2,000,000	GT Operating Company, Inc., 10.50%, 6/4/2019(b)(c)(e)(f)	2,000,000
400,000	Hauiki Hui, LLC, 9.50%, 11/1/2018(b)(c)(e)(f)	400,000
683,001	Park City (PCG), 10.5%, 3/12/2019(b)(c)(e)(f)	683,001
500,000	Saratoga Springs Partners, LLC, 9.50%, 11/1/2018(b)(c)(e)(f)	500,000
2,000,000	Westgate at Powers, LLC, 10.500%, 6/21/2019(b)(c)(e)(f)	2,000,000
	Total Real Estate Loans (Cost $7,697,420)	7,983,001

	Warrants – 0.5%
100	Atlas Fintech Holdings Corp., Exercise Price $13,000, Notional: $1,300,000, 12/20/2021(a)(b)(c)(d)(e)(f)	0
44	Atlas Fintech Holdings Corp., Exercise Price $14,950, Notional: $657,800, 8/9/2022(a)(b)(c)(d)(e)(f)	0
1,442	Schweizer RSG, LLC, Exercise Price $112.50, Notional: $162,225, 1/22/2028(a)(b)(c)(e)(f)	0
92,212	Waratek, Ltd. - Series B-1 Shares, Exercise Price 0.01 Euro, Notional: 922 Euro, 01/22/2028(a)(b)(c)(d)(e)(f)(h)	534,423
	Total Warrants (Cost $0)	534,423

Wildermuth Endowment Fund

Schedule of Investments - Continued

September 30, 2018 (Unaudited)

Shares, Principal Amount or Units		Value
	Short-Term Investments – 2.9%
3,205,352	Fidelity Institutional Government Portfolio - Institutional Class, 1.92%(j)	$3,205,352
	Total Short-Term Investments (Cost $3,205,352)	3,205,352

	Total Investments – 99.6% (Cost $97,191,004)	111,747,753
	Other assets less liabilities – 0.4%	411,131

	Total Net Assets –100.0%	$112,158,884

ADR – American Depositary Receipt

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SLP – Special Limited Partnership

(a)	Non-income Producing
(b)	Restricted Security. As of September 30, 2018 these securities amounted to $76,508,991 representing 68.21% of total net assets.
(c)	Illiquid Security. As of September 30, 2018 these securities amounted to $76,236,749 representing 67.97% of total net assets..
(d)	Private Investment Company. As of September 30, 2018 these securities amounted to $37,024,186 representing 33.01% of total net assets.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. As of September 30, 2018 these securities amounted to $52,837,764 representing 47.11% of total net assets.
(g)	Private Fund. As of September 30, 2018 these securities amounted to $24,692,355 representing 22.02% of total net assets.
(h)	Denotes an investment in an affiliated entity. Please refer to the Notes to the Schedule of Investments, subsection Investments in Affiliated Issuers.
(i)	Variable Rate Security.
(j)	Represents the current rate as of September 30, 2018.

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments September 30, 2018 (Unaudited)

Organization - Wildermuth Endowment Fund (the “Fund”), formerly known as the Wildermuth Endowment Strategy Fund, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on August 28, 2013, and did not have any operations from that date until December 31, 2014, other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on January 2, 2015. The Fund’s investment objective is to seek total return through a combination of long-term capital appreciation and income generation. The Fund will pursue its objective by investing in assets that Wildermuth Advisory, LLC (the “Adviser”) believes provide favorable long-term capital appreciation and risk-adjusted return potential, as well as in income-producing assets that the Adviser believes will provide consistent income generation and liquidity.

The Fund is engaged in a continuous offering, up to a maximum of 25 million shares of beneficial interest, and will operate as an interval fund that will offer to make quarterly repurchases of shares at the Fund’s net asset value (“NAV”). The Fund currently offers three different classes of shares: Class A, Class C, and Class I shares.

Investment Valuation – For purposes of determining the NAV of the Fund, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Fair Value Committee shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE, but listed on other domestic or foreign securities exchanges, are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on NASDAQ are valued at the closing price, or, in the case of securities not reported by NASDAQ, a comparable source, as the Fair Value Committee deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain debt securities may be valued on the basis of prices provided by a pricing service based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The “last reported” trade price or sale price or “closing” bid price of a security on any trading day shall be deemed to be: (a) with respect to securities traded primarily on the NYSE, the American Stock Exchange or NASDAQ, the last reported trade price or sale price, as the case may be, as of 4:00 p.m., Eastern Time, on that day, and (b) for securities listed, traded or quoted on any other exchange, market, system or service, the market price as of the end of the “regular hours” trading period that is generally accepted as such by such exchange, market, system or service. If, in the future, the benchmark times generally accepted in the securities industry for determining the market price of a stock as of a given trading day shall change from those set forth above, the fair market value of a security shall be determined as of such other generally accepted benchmark times.

Non U.S. dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of NAV have materially affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell shares of the Fund.

If market quotations are not readily available, securities are valued at fair values as determined in good faith by the Board of Trustees (the “Board”). The Board has delegated the day-to-day responsibility for determining these fair values in accordance with the policies it has approved to the Fair Value Committee, subject to Valuation Committee and ultimately Board oversight. The Fair Value Committee will provide the Valuation Committee and the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Valuation Committee and the Board will review any securities valued by the Fair Value Committee in accordance with the Fund’s valuation policies during these periodic reports.

Investments in privately placed debt instruments initially will be valued at cost (purchase price plus all related acquisition costs and expenses, such as legal fees and closing costs) and thereafter will be revalued quarterly at fair value.

As a general matter, the fair value of the Fund’s interest in Investment Funds that are Hedge Funds, Private Equity Funds, Private Real Estate Funds and Non-Traded REITs (“Non-Traded Funds”), will represent the amount that the Fund could reasonably expect to receive from the Non-Traded Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Investments in Non-Traded Funds are recorded at fair value, using the Non-Traded Fund’s net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy. In the event a Non-Traded Fund does not report a value to the Fund on a timely basis, the Fair Value Committee, acting under the Valuation Committee and ultimately the Board’s supervision and pursuant to policies implemented by the Board, will determine the fair value of the Fund’s investment based on the most recent value reported by the Non-Traded Fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Fair Value Committee will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment at the NAV reported by the Non-Traded Fund at the time of valuation or to adjust the value to reflect a premium or discount.

Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker-dealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. Valuations may be derived following a review of pertinent data (EBITDA, Revenue, etc.) from company financial statements, relevant market valuation multiples for comparable companies in comparable industries, recent transactions, and management assumptions. The Fund may use fair value pricing for foreign securities if a material event occurs that may affect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices its portfolio, generally at 4:00 p.m. Eastern Time. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations, as reliable market quotations for such issues may not be readily available. For securities valued in good faith, the value of an investment used to determine the Fund’s net asset value may differ from published or quoted prices for the same investment. The valuations for these good faith securities are monitored and reviewed in accordance with the methodologies described above by the Fund’s Fair Valuation Committee on an ongoing basis as information becomes available but are evaluated at least quarterly. The good faith security valuations and fair value methodologies are reviewed and approved by the Fund’s Board on a quarterly basis. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Fund determines its net asset value per share.

Generally accepted accounting principles in the United States of America (“GAAP”) defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Investments in Non-Traded Funds are recorded at fair value, using the Non-Traded Funds net asset value as a practical expedient. Investments measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of September 30, 2018:

			Fair Value Measurements at the End of the Reporting Period Using
Investment in Securities	Practical Expedient**		Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$—		$20,034,666	$—	$—	$20,034,666
Exchange Traded Funds*	—		12,270,986	—	—	12,270,986
Commodity & Natural Resource Investments	2,261,355	(1)(8)(9)	—	—	1,591,806	3,853,161
Direct Real Estate	1,404,973	(2)(8)(9)	—	—	2,092,631	3,497,604
Hedge Funds	4,916,221	(3)(8)(9)	—	—	—	4,916,221
High Yield Loans	1,893,689	(4)(8)(9)	—	—	1,590,000	3,483,689
Private Equity	6,461,447	(5)(8)(10)	—	—	33,190,452	39,651,899
Private Equity Debt	—		—	—	2,335,556	2,335,556
Private Real Estate Investments	5,934,858	(6)(8)(9)	—	—	3,335,217	9,270,075
Public Real Estate Investments*	526,442	(7)(8)(9)	—	—	184,678	711,120
Real Estate Loans	—		—	—	7,983,001	7,983,001
Warrants	—		—	—	534,423	534,423
Short-Term Investments	—		3,205,352	—	—	3,205,352
Total	$23,398,985		$35,511,004	$—	$52,837,764	$111,747,753

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.
**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedule of investments.

(1)	Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
	Kayne Anderson Energy Fund VII LP	Not Applicable	Not Applicable	Capital Gains	Purchase oil and gas companies; extraction and production companies.	N/A

(2)	Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
	Brookwood SFL Investor Co-Investment Vehicle, LLC	Not Applicable	Not Applicable	Capital Gains and Current Income	Real Estate	N/A

(3)	Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
	Condire Resource Partners LP	Quarterly	45 days	Capital Gains	Long/short mining and energy	12 months
	EJF Trust Preferred Fund LP	Not Applicable	Not Applicable	Capital Gains and Income	Event driven with focus on financials	3 years
	Rosebrook Opportunities Fund LP	Quarterly	Not Applicable	Capital Appreciation	Buying distressed hedge fund assets	N/A

(4)	Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
	Direct Lending Income Fund LP	Quarterly	35 days	Current Income	Buying existing small business loans	N/A

(5)	Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
	Abbot Secondary Opportunities LP	Not Applicable	Not Applicable	Capital Gains	Purchase private equity funds on secondary market	N/A
	Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund	Not Applicable	Not Applicable	Capital Gains and Dividends	Luxembourg Limited Partnership by interest qualifying as an investment fund with variable capital – specialized investment fund	N/A
	Committed Advisors Secondary Fund III	Not Applicable	Not Applicable	Capital Gains	Private equity fund with a global focus	N/A
	EJF Sidecar Fund, Series LLC - Small Financial Equities Series	Not Applicable	Not Applicable	Capital Gains and Dividends	Invests in equity of small depository institutions, including without limitation financial institutions that are impacted directly or indirectly by: (1) bank and thrift recapitalizations and/or restructurings; (2) merger and acquisition activity; and (3) government financial reform related policies.	N/A
	Greenspring Opportunities V, LP	Not Applicable	Not Applicable	Capital Gains	Direct investments in growth stage companies	N/A
	Madryn Health Partners LP	Not Applicable	Not Applicable	Capital Gains	Invests in commercial stage healthcare companies	N/A
	Pinebridge Secondary Partners IV SLP	Not Applicable	Not Applicable	Capital Appreciation	Private equity fund of funds	N/A
	Star Mountain Diversified Small Business Access Fund II LP	Not Applicable	Not Applicable	Capital Appreciation	Structured Credit	N/A

(6)	Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
	Harbert Seniors Housing Fund I LP	Quarterly	Not Applicable	Capital Appreciation and Income	Real estate	N/A
	PCG Select Series I LLC - Series A Preferred Stock	Not Applicable	Not Applicable	Income	Real estate loans	N/A
	PRISA III Fund LP	Quarterly	15 days	Capital Appreciation and Income	Diversified value-add real estate portfolio that targets above average real estate returns.	N/A
	RRA Credit Opportunity Fund LP	Not Applicable	Not Applicable	Current Income	Real estate backed lending	N/A
	Stonehill Strategic Hotel Credit Opportunity Fund II LP	Not Applicable	Not Applicable	Current Income	Value added lending to hospitality assets	N/A
	Walton Street Real Estate Fund VIII LP	Not Applicable	Not Applicable	Capital Gains	Value added real estate	N/A

(7)	Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
	Highlands REIT, Inc.	Not Applicable	Not Applicable	Capital Gains and Current Income	Real Estate Investment Trust	N/A
	Inventrust Properties Corp.	Not Applicable	Not Applicable	Capital Gains and Current Income	Real Estate Investment Trust	N/A

(8)	Redemption frequency and redemption notice period reflect general redemption terms and exclude liquidity restrictions. Different tranches may have different liquidity terms and may be subject to investor level gates.
(9)	These investments are domiciled in the United States.
(10)	These investments are domiciled in the United States with the exception of Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund and Committed Advisors Secondary Fund III.

For the period ended September 30, 2018, there were no transfers in and out of Level 1, Level 2, and Level 3. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following is a roll forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2018	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions	Sales or Conversions	Net realized gain (loss)	Return of Capital	Change in net unrealized appreciation (depreciation)	Ending balance September 30, 2018
Wildermuth Endowment Fund
Commodity & Natural Resource Investments	$1,411,506	$—	$—	$—	$—	$—	$—	$180,300	$1,591,806
Direct Real Estate	1,000,000	—	—	1,067,990	—	—	(33,776)	58,417	2,092,631
High Yield Loans	1,590,000	—	—	—	—	—	—	—	1,590,000
Private Equity	17,801,267	—	—	8,921,783	—	—	—	6,467,402	33,190,452
Private Equity Debt	3,080,544	—	—	2,100,000	(2,744,444)*	889	(32,000)	(69,433)	2,335,556
Private Real Estate Investments	3,336,600	—	—	—	—	—	(2,231)	848	3,335,217
Public Real Estate Investments	410,794	—	—	—	(211,889)	(26,030)	—	11,803	184,678
Real Estate Loans	2,188,097	—	—	8,000,000	(2,205,096)	164,678	(232,083)	67,405	7,983,001
Warrants	—	—	—	—	—	—	—	534,423	534,423
	$30,818,808	$—	$—	$20,089,773	$(5,161,429)	$139,537	$(300,090)	$7,251,165	$52,837,764

*	Includes $2,700,000 of private equity debt that was converted into private equity shares during the period.

The following is a summary of quantative information about significant unobservable valuation inputs determined by management for Level 3 Fair Value Measurements for investments held as of September 30, 2018:

Type of Level 3 Investment	Fair Value as of September 30, 2018	Valuation Technique	Unobservable Inputs	Range
Commodity & Natural Resource Investments	$1,591,806	Discounted Cash Flow	NYMEX future strip for WTI crude oil	$56.14/bbl - $71.44/bbl
			NYMEX future strip for Henry Hub gas	$2.64/MMBTU - $2.95/MMBTU
			Discount Rate	10%
Private Equity	$19,577,920	Income Approach	Growth Rate	2% - 243%
Private Equity Debt	$2,335,556		Discount Rate	14% - 20.20%
		Guideline transaction comparison	Projected reveune mulitple	1.20x - 5.70x
		Guideline company comparison	Projected reveune mulitple	.9x - 3.80x
		Guideline company comparison	Control Premium	30%
		Option pricing method	Volatility	80.80%
			Risk Free Rate	1.94%

The following is a summary of quantative information about significant unobservable valuation inputs not determined by management for Level 3 Fair Value Measurements for investments held as of September 30, 2018:

Type of Level 3 Investment	Fair Value as of September 30, 2018	Valuation Technique
Direct Real Estate	$2,092,631	Recent Transaction Value
High Yield Loans - Short Term	$1,590,000	Face Value
Private Real Estate Investments	$3,335,217	Recent Transaction Value
Real Estate Loans - Short Term	$7,983,001	Face Value
Private Equity	$13,612,532	Recent Transaction Value
Public Real Estate Investments	$184,678	Share Price
Warrants	$534,423	Recent Transaction Value

Investments in Affiliated Issuers - An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain security shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that were affiliates as of September 30, 2018 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Securities no longer meeting the definition of an affiliated investment	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Value End of Period	Dividends or Interest Credited to Income
Brookwood SFL Investor Co-Investment Vehicle, LLC	$1,401,882	$—	$—	$—	$70,770	$—	$(67,679)	$1,404,973	$—
Clear Guide Medical, Inc. – Convertible Note, 10.00%, 10/6/2018*	260,000	500,000	—	—	20,000	—	—	780,000	52,054
Clear Guide Medical, Inc. - Series A Preferred Stock	3,479,225	—	—	—	—	—	—	3,479,225	—
Clear Guide Medical, Inc. - Series A-2 Preferred Stock	—	500,000	—	—	167,745	—	—	667,745	—
Clear Guide Medical, Inc. – Series A-3 Preferred Stock	—	500,000	—	—	172,556	—	—	672,556	—
Gravity Ranch I LP**	500,000	—	—	(500,000)	—	—	—	—	—
Level ATI HoldCo, LLC - Class A	—	1,690,000	—	—	—	—	—	1,690,000	—
Polara Builder II, LLC	—	1,067,990	—	—	58,417	—	(33,776)	1,092,631	—
Rosebrook Opportunities Fund LP	1,067,583	940,541	—	—	(178,895)	—	—	1,829,229	—
RS17 Rexburg Preferred LLC	1,000,000	—	—	—	—	—	—	1,000,000	—
RRA Credit Opportunity Fund LP	659,333	1,184,384	—	—	42,118	—	(633,027)	1,252,808	4,212
Tout, Inc. – New Preferred Shares	1,448,181	3,765,315	—	—	3,469,841	—	—	8,683,337	—
Waratek, Ltd. - Series B-1 Shares	—	1,490,569	—	—	330,105	—	—	1,820,674	—
Waratek, Ltd. - Series B-2 Shares	3,366,643	975,899	—	—	52,499	—	—	4,395,041	57,412
Waratek, Ltd. - Series B-1 Shares, Exercise Price 0.01 Euro, Notional: 922 Euro, 01/22/2028	—	—	—	—	534,423	—	—	534,423	—
	$13,182,847	$12,614,698	$—	$(500,000)	$4,739,579	$—	$(734,482)	$29,302,642	$113,678

*	As of December 31, 2017, this security was not considered an affiliated investment, but did meet the definition during the period ended September 30, 2018. The information displayed in this table is a reconciliation of the investment’s value from the fiscal year ended December 31, 2017 through September 30, 2018.
**	Affiliated security as of December 31, 2017, but not longer meeting the 5% ownership in voting securities definition for the period ended September 30, 2018. The inclusion in the table above is to provide the net change for affiliated securities. The security is still held in the portfolio, see the Schedule of Investments for the current value.

Federal Income Tax Information

At December 31, 2017, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$72,056,321
Gross unrealized appreciation	$11,137,384
Gross unrealized depreciation	(642,165)
Net unrealized appreciation on investments	$10,495,219

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and investments in partnerships.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wildermuth Endowment Fund

By:	/s/ Daniel Wildermuth
Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer

Date:	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Wildermuth
Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer
(Principal Executive Officer)

Date:	November 27, 2018

By:	/s/ Gerard Scarpati
Gerard Scarpati
Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	November 27, 2018

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)